Tax - Difference Between Effective Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax at U.S. federal statutory rate	$ 276	$ 233
Foreign income tax rate differential	(47)	(57)
State income tax, net of federal benefit	6	8
Nondeductible expenses	11	8
Tax benefit of manufacturing deduction	(7)	(8)
Foreign dividends, net of foreign tax credits	9	4
Tax impact of foreign exchange	(8)	18
Other	(1)	(1)
Provision for income taxes	$ 239	$ 205